FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Assets
Cash and cash equivalents	$ 4,020	$ 46,831	$ 15,053
Total assets	4,020	46,831	16,539
Liabilities
Debt	725,943	778,469	640,125
Total liabilities	834,914	921,492	640,619
Commodity contracts
Liabilities
Derivative liabilities	220	248	494
Interest rate swaps
Assets
Interest rate swaps			1,486
Liabilities
Derivative liabilities	4,351	5,163
Public Warrants
Liabilities
Derivative liabilities		52,580
Private Placement [Member]
Liabilities
Derivative liabilities	104,400	85,032
Level I
Assets
Cash and cash equivalents	4,020	46,831	15,053
Total assets	4,020	46,831	15,053
Liabilities
Debt	0	0	0
Total liabilities	0	52,580	0
Level I | Commodity contracts
Liabilities
Derivative liabilities	0	0	0
Level I | Interest rate swaps
Assets
Interest rate swaps			0
Liabilities
Derivative liabilities	0	0
Level I | Public Warrants
Liabilities
Derivative liabilities		52,580
Level I | Private Placement [Member]
Liabilities
Derivative liabilities	0	0
Level II
Assets
Cash and cash equivalents	0	0	0
Total assets	0	0	1,486
Liabilities
Debt	725,943	778,469	640,125
Total liabilities	834,914	868,912	640,619
Level II | Commodity contracts
Liabilities
Derivative liabilities	220	248	494
Level II | Interest rate swaps
Assets
Interest rate swaps			1,486
Liabilities
Derivative liabilities	4,351	5,163
Level II | Public Warrants
Liabilities
Derivative liabilities		0
Level II | Private Placement [Member]
Liabilities
Derivative liabilities	104,400	85,032
Level III
Assets
Cash and cash equivalents	0	0	0
Total assets	0	0	0
Liabilities
Debt	0	0	0
Total liabilities	0	0	0
Level III | Commodity contracts
Liabilities
Derivative liabilities	0	0	0
Level III | Interest rate swaps
Assets
Interest rate swaps			$ 0
Liabilities
Derivative liabilities	0	0
Level III | Public Warrants
Liabilities
Derivative liabilities		0
Level III | Private Placement [Member]
Liabilities
Derivative liabilities	$ 0	$ 0